Cover	Mar. 26, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 26, 2026
Entity File Number	333-291473
Entity Registrant Name	SUNCRETE, INC.
Entity Central Index Key	0002094433
Entity Tax Identification Number	39-4989597
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	324 Royal Palm Way
Entity Address, Address Line Two	Suite 300-i
Entity Address, City or Town	Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33480
City Area Code	212
Local Phone Number	616-9600
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false